Stock Compensation Plans - Additional Information (Narrative) (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock compensation plans
Total stock-based compensation expense (pretax)		$ 51	$ 39	$ 12
Stock options
Stock compensation plans
Unrecognized compensation expense, related to non-vested awards		$ 154
Stock options | Time-based options | Minimum
Stock compensation plans
Vesting period		3 years	3 years	3 years
Stock options | Time-based options | Maximum
Stock compensation plans
Vesting period		5 years	5 years	5 years
Restricted stock
Stock compensation plans
Cash paid to repurchase shares from employees		$ 5	$ 6	$ 2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	31
Expected recognition of unrecognized compensation cost over specified period		$ 3
Specified period of recognition of unrecognized compensation cost		1 year
Restricted stock awards and restricted stock units
Stock compensation plans
Unrecognized compensation expense, related to non-vested awards		$ 172
First Data Holdings
Stock compensation plans
Number of shares authorized		180
Balance of recorded liability		$ 1	$ 1
First Data Holdings | Stock options
Stock compensation plans
Expiration period of put rights after the termination event or upon a change in control		1 year
Contractual term		10 years	10 years	10 years
Cash paid to repurchase shares from employees		$ 15	$ 22	$ 3
Total intrinsic value of stock options exercised (in dollars)		$ 2	3	0
First Data Holdings | Restricted stock
Stock compensation plans
Period after which restrictions on a majority of the awards will lapse		3 years
First Data Holdings | Restricted stock awards and restricted stock units
Stock compensation plans
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		37
Total fair value of shares vested (in dollars)		$ 15	18	$ 3
Executive Officer
Stock compensation plans
Total stock-based compensation expense (pretax)		$ 37	$ 20